Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Milestone	Dec. 31, 2019 USD ($) Milestone	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Milestone
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Impairment loss	$ 0
Description of recognize a short-term leases	The Group applies the short-term lease recognition exemption to its short-term leases that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognised as an expense on a straight-line basis over the lease term.
Cash and cash equivalents maturity, months	3 months
Non-refundable upfront amount recognized as revenue	$ 350,000,000
Milestone payments	50,000,000			$ 50,000,000
Estimated total transaction price	400,000,000
Upfront fees recognized as revenue	350,000,000		$ 350,000,000
Number of milestone payments | Milestone				2
Additional milestone payment receivable	1,040,000,000
Equity-settled share-based compensation expense	4,760,000	$ 1,272,000	$ 704,000
Stock Option and Restricted Stock Unit Scheme
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Equity-settled share-based compensation expense	$ 0
CARTITUDE-1 Clinical Trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Number of milestone payments | Milestone		2
Milestone achievement, clinical milestone		$ 60,000,000
Cilta-cel
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Number of milestone payments | Milestone	1
Milestone achievement, clinical milestone	$ 75,000,000
Manufacturing Milestones | Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payment receivable	125,000,000
Future Development Milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Additional milestone payment receivable	105,000,000
Regulatory Milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Additional milestone payment receivable	725,000,000
Net Trade Sales Milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Additional milestone payment receivable	210,000,000
Specified manufacturing milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments	125,000,000
Specified development milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments	215,000,000
Specified regulatory milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments	800,000,000
Specified net trade sales milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments	$ 210,000,000